Accounts Payable and Accrued Liabilities Disclosure: Schedule of Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Accounts Payable and Accrued Liabilities
	2015 $	2014 $

Trade payables	60,407	129,032
GST payable	7,690	12,356
Payable for oil and gas property (Note 4)	14,450	--
Accrued liabilities	7,225	--
	89,772	141,388